Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) Customer shares	Dec. 31, 2016 USD ($) Customer shares	Dec. 31, 2015 USD ($) Customer shares
Summary Of Significant Accounting Policy [Line Items]
Restricted cash, current	$ 166,000
Restricted cash, non-current	$ 107,000
Lease expiration year	2025
Restricted cash		$ 0
Reserves for accounts receivable	$ 0	0
Impairment losses	0	0	$ 0
Royalty-bearing grants from Cystic Fibrosis Foundation Therapeutics, Inc.	$ 300,000	$ 200,000
Share options expiration period	10 years
Vesting period	4 years
Vesting description	Share options have a ten-year life and generally vest 25% on the first anniversary of the grant and in 1/48th equal installments on each monthly anniversary thereafter, such that options are fully vested on the four-year anniversary of the date of grant.
Antidilutive securities excluded from computation of earnings per share | shares	3,057,000	2,800,000	3,843,000
Treasury shares | shares	43,000	0	0
Dividends declared	$ 0	$ 0	$ 0
Dividends paid	$ 0	$ 0	$ 0
Exercise of Share Options and Subject to Future Vesting and Unvested Restricted Stock [Member]
Summary Of Significant Accounting Policy [Line Items]
Antidilutive securities excluded from computation of earnings per share | shares	702,000	769,000	769,000
First Year Anniversary of the Grant [Member]
Summary Of Significant Accounting Policy [Line Items]
Vesting percentage	25.00%
Collaboration Partner A [Member] | Research Collaboration and Exclusive License Agreement [Member]
Summary Of Significant Accounting Policy [Line Items]
Deferred revenue	$ 7,600,000	$ 400,000
Collaboration Partner B [Member] | Research Collaboration and Exclusive License Agreement [Member]
Summary Of Significant Accounting Policy [Line Items]
Deferred revenue	5,800,000	6,200,000
Collaboration Partner C [Member] | Research Collaboration and Exclusive License Agreement [Member]
Summary Of Significant Accounting Policy [Line Items]
Deferred revenue		200,000
Other Collaboration [Member] | Research Collaboration and Exclusive License Agreement [Member]
Summary Of Significant Accounting Policy [Line Items]
Deferred revenue	$ 200,000	$ 800,000
Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, useful lives	3 years
Multiple applied for estimates	1.00
Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, useful lives	5 years
Multiple applied for estimates	1.50
Credit Risk [Member] | Account Receivable [Member]
Summary Of Significant Accounting Policy [Line Items]
Number of customers | Customer	1	1
Concentration risk, percentage		88.00%
Credit Risk [Member] | Revenue [Member]
Summary Of Significant Accounting Policy [Line Items]
Number of customers | Customer	3	2	2
Concentration risk, percentage	92.00%	95.00%	99.00%